UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	January 22, 2013 to February 21, 2013

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466

GE Capital Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945, 333-181466-01

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Capital Retail Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
777 Long Ridge Rd,Building B, 3rd Floor
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

No Change

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2009-4, Class A	☐	☐	☒	___________
Series 2010-1, Class A	☐	☐	☒	___________
Series 2010-2, Class A	☐	☐	☒	___________
Series 2010-3, Class A	☐	☐	☒	___________
Series 2011-1, Class A	☐	☐	☒	___________
Series 2011-1, Class B	☐	☐	☒	___________
Series 2011-2, Class A	☐	☐	☒	___________
Series 2011-2, Class B	☐	☐	☒	___________
Series 2011-3, Class A	☐	☐	☒	___________
Series 2011-3, Class B	☐	☐	☒	___________
Series 2012-1, Class A	☐	☐	☒	___________
Series 2012-1, Class B	☐	☐	☒	___________
Series 2012-2, Class A	☐	☐	☒	___________
Series 2012-2, Class B	☐	☐	☒	___________
Series 2012-3, Class A	☐	☐	☒	___________
Series 2012-3, Class B	☐	☐	☒	___________
Series 2012-4, Class A	☐	☐	☒	___________
Series 2012-4, Class B	☐	☐	☒	___________
Series 2012-5, Class A	☐	☐	☒	___________
Series 2012-5, Class B	☐	☐	☒	___________
Series 2012-6, Class A	☐	☐	☒	___________
Series 2012-6, Class B	☐	☐	☒	___________
Series 2012-7, Class A	☐	☐	☒	___________
Series 2012-7, Class B	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11, 99.12, 99.13, and 99.14.

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by GE Capital Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period January 22, 2013 through February 21, 2013. The most recent Form ABS-15G filed by the Securitizer was filed on February 12, 2013. The CIK number of the Securitizer is 0001226006.

PART II - Other Information

Item 8 Other Information.

Trust Performance
	Feb-13	Jan-13	Dec-12	3-Month Avg
Gross Trust Yield	28.66%	25.63%	26.57%	26.95%
Gross Charge-Off Rate	6.81%	6.20%	6.30%	6.44%
Trust excess spread percentage	18.65%	16.20%	17.01%	17.30%
Payment Rate	13.80%	13.99%	14.38%	14.06%

Delinquency Data
1-29 Days Delinquent	4.00%	3.73%	3.81%	3.85%
30-59 Days Delinquent	1.19%	1.16%	1.18%	1.18%
60-89 Days Delinquent	0.84%	0.86%	0.86%	0.85%
90-119 Days Delinquent	0.70%	0.70%	0.70%	0.70%
120-149 Days Delinquent	0.61%	0.61%	0.57%	0.60%
150-179 Days Delinquent	0.54%	0.49%	0.50%	0.51%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$ 18.9	$ 19.3	$ 18.5	$ 18.9

Item 9 Exhibits.

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for March 15, 2013 Payment Date.

99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for March 15, 2013 Payment Date.

99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for March 15, 2013 Payment Date.

99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for March 15, 2013 Payment Date.

99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-1, for March 15, 2013 Payment Date.

99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-2, for March 15, 2013 Payment Date.

99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-3, for March 15, 2013 Payment Date.

99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-1, for March 15, 2013 Payment Date.

99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-2, for March 15, 2013 Payment Date.

99.10	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-3, for March 15, 2013 Payment Date.

99.11	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-4, for March 15, 2013 Payment Date.

99.12	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-5, for March 15, 2013 Payment Date.

99.13	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-6, for March 15, 2013 Payment Date.

99.14	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-7, for March 15, 2013 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: March 15, 2013	By: /s/ Joseph Ressa
Name: Joseph Ressa
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for March 15, 2013 Payment Date.

99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for March 15, 2013 Payment Date.

99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for March 15, 2013 Payment Date.

99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for March 15, 2013 Payment Date.

99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-1, for March 15, 2013 Payment Date.

99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-2, for March 15, 2013 Payment Date.

99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-3, for March 15, 2013 Payment Date.

99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-1, for March 15, 2013 Payment Date.

99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-2, for March 15, 2013 Payment Date.

99.10	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-3, for March 15, 2013 Payment Date.

99.11	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-4, for March 15, 2013 Payment Date.

99.12	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-5, for March 15, 2013 Payment Date.

99.13	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-6, for March 15, 2013 Payment Date.

99.14	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-7, for March 15, 2013 Payment Date.